Intangible Assets, Net (Schedule Of Finite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 22,009	$ 22,009
Intangible assets, accumulated amortization	3,999	1,764
Intangible assets, amortized cost	18,010	20,245
Current Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	18,557	18,557
Intangible assets, accumulated amortization	2,083	160
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	1,874	1,874
Intangible assets, accumulated amortization	338	26
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	1,578	1,578
Intangible assets, accumulated amortization	$ 1,578	$ 1,578